General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and administrative expenses
in	2020	2019	2018
General and administrative expenses (CHF million)
Occupancy expenses	982	1,090	964
IT, machinery and equipment	1,428	1,343	1,174
Provisions and losses	1,261	640	425
Travel and entertainment	152	337	338
Professional services	1,546	1,712	1,803
Amortization and impairment of other intangible assets	8	10	9
Other [1]	1,146	996	1,085
General and administrative expenses	6,523	6,128	5,798
1
Includes pension-related expenses/(credits) of CHF (159) million, CHF (204) million and CHF  (208) million in 2020, 2019 and 2018, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
in	2020	2019	2018
General and administrative expenses (CHF million)
Occupancy expenses	883	990	855
IT, machinery and equipment	1,129	1,066	926
Provisions and losses	1,253	639	433
Travel and entertainment	134	303	310
Professional services	3,025	3,132	2,991
Amortization and impairment of other intangible assets	8	10	9
Other [1]	1,530	1,448	1,544
General and administrative expenses	7,962	7,588	7,068
1
Includes pension-related expenses/(credits) of CHF 10 million and CHF 32 million in 2019 and 2018, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.